                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence below it with the following:

    . 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or the BlackRock Money Market Portfolio, (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

                                                                 SUPP-NYPRISM414

    Platform 2
     ----------
     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Equity Income Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     Platform 3
     ----------
     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Pioneer Mid Cap Value VCT Portfolio

     Platform 4
     ----------
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Neuberger Berman Genesis Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Pioneer Real Estate Shares VCT Portfolio

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sub-sections titled "Legg Mason Partners Variable Equity Trust (Class II)" through "Pioneer Variable Contracts Trust - Pioneer Ibbotson Allocation Portfolios (Class II)" with the following:

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners

     Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

          ClearBridge Variable Aggressive Growth Portfolio
          ClearBridge Variable Equity Income Portfolio

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio
          Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
          AQR Global Risk Balanced Portfolio
          BlackRock Global Tactical Strategies Portfolio
          BlackRock High Yield Portfolio
          Invesco Balanced-Risk Allocation Portfolio
          Invesco Comstock Portfolio
          Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value
            Portfolio)
          JPMorgan Global Active Allocation Portfolio
          JPMorgan Small Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          MetLife Balanced Plus Portfolio
          MetLife Multi-Index Targeted Risk Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          Oppenheimer Global Equity Portfolio
          PanAgora Global Diversified Risk Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pioneer Strategic Income Portfolio (Class E)
          Pyramis(R) Government Income Portfolio
          Pyramis(R) Managed Risk Portfolio
          Schroders Global Multi-Asset Portfolio

     METROPOLITAN SERIES FUND (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

     Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

          BlackRock Capital Appreciation Portfolio (Class E)
          BlackRock Money Market Portfolio (Class A)
          Jennison Growth Portfolio
          Loomis Sayles Small Cap Core Portfolio
          MFS(R) Total Return Portfolio
          MFS(R) Value Portfolio
          Neuberger Berman Genesis Portfolio

     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

          Pioneer Mid Cap Value VCT Portfolio
          Pioneer Real Estate Shares VCT Portfolio

     METROPOLITAN SERIES FUND--ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

          MetLife Asset Allocation 60 Portfolio
          MetLife Asset Allocation 80 Portfolio

Replace the list of monitored portfolios in "Transfers - Frequent Transfers" section with the following:

     Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the BlackRock High Yield Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Loomis Sayles Small Cap Core Portfolio, and Neuberger Berman Genesis Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios").

3. OTHER INFORMATION

In the "Distributor" section, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 547-3793

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                  DISTRIBUTION
                                                     AND/OR                  ACQUIRED     TOTAL                      NET TOTAL
                                                     SERVICE                FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                     MANAGEMENT      (12B-1)       OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
                                         FEE          FEES       EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
                                     -----------  -------------  ---------  ----------  ----------  ---------------  ----------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS II
ClearBridge Variable Aggressive
  Growth Portfolio                         0.75%          0.25%      0.05%       0.00%       1.05%            0.00%       1.05%
ClearBridge Variable Equity Income
  Portfolio                                0.75%          0.25%      0.06%       0.00%       1.06%            0.00%       1.06%

MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic
  Allocation Portfolio -- Class B          0.61%          0.25%      0.03%       0.01%       0.90%            0.02%       0.88%
Allianz Global Investors Dynamic
  Multi-Asset Plus Portfolio --
  Class B                                  0.68%          0.25%      0.93%       0.00%       1.86%            0.66%       1.20%
AQR Global Risk Balanced
  Portfolio -- Class B                     0.61%          0.25%      0.04%       0.03%       0.93%            0.02%       0.91%
BlackRock Global Tactical
  Strategies Portfolio -- Class B          0.66%          0.25%      0.01%       0.14%       1.06%            0.03%       1.03%
BlackRock High Yield Portfolio --
  Class B                                  0.60%          0.25%      0.09%       0.08%       1.02%              --        1.02%
Invesco Balanced-Risk Allocation
  Portfolio -- Class B                     0.64%          0.25%      0.04%       0.03%       0.96%            0.03%       0.93%
Invesco Comstock Portfolio --
  Class B                                  0.57%          0.25%      0.02%       0.00%       0.84%            0.02%       0.82%
Invesco Mid Cap Value Portfolio --
  Class B                                  0.65%          0.25%      0.05%       0.08%       1.03%            0.02%       1.01%
JPMorgan Global Active Allocation
  Portfolio -- Class B                     0.74%          0.25%      0.09%       0.00%       1.08%            0.05%       1.03%
JPMorgan Small Cap Value
  Portfolio -- Class B                     0.77%          0.25%      0.06%       0.04%       1.12%            0.09%       1.03%
Met/Franklin Low Duration Total
  Return Portfolio -- Class B              0.50%          0.25%      0.05%       0.00%       0.80%            0.03%       0.77%
MetLife Balanced Plus Portfolio --
  Class B                                  0.24%          0.25%      0.01%       0.42%       0.92%            0.00%       0.92%
MetLife Multi-Index Targeted Risk
  Portfolio -- Class B                     0.18%          0.25%      0.11%       0.22%       0.76%              --        0.76%
MFS(R) Emerging Markets Equity
  Portfolio -- Class B                     0.87%          0.25%      0.15%       0.00%       1.27%            0.01%       1.26%
MFS(R) Research International
  Portfolio -- Class B                     0.68%          0.25%      0.07%       0.00%       1.00%            0.06%       0.94%
Morgan Stanley Mid Cap Growth
  Portfolio -- Class B                     0.64%          0.25%      0.05%       0.00%       0.94%            0.01%       0.93%
Oppenheimer Global Equity
  Portfolio -- Class B                     0.67%          0.25%      0.08%       0.00%       1.00%            0.03%       0.97%
PanAgora Global Diversified Risk
  Portfolio -- Class B                     0.65%          0.25%      0.98%       0.02%       1.90%            0.58%       1.32%
PIMCO Inflation Protected Bond
  Portfolio -- Class B                     0.47%          0.25%      0.08%       0.00%       0.80%            0.00%       0.80%
PIMCO Total Return Portfolio --
  Class B                                  0.48%          0.25%      0.03%       0.00%       0.76%              --        0.76%

                                                  DISTRIBUTION
                                                     AND/OR                  ACQUIRED     TOTAL                      NET TOTAL
                                                     SERVICE                FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                     MANAGEMENT      (12B-1)       OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
                                         FEE          FEES       EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
                                     -----------  -------------  ---------  ----------  ----------  ---------------  ----------
MET INVESTORS SERIES TRUST
  (CONT.)
Pioneer Fund Portfolio -- Class B          0.65%          0.25%      0.05%       0.00%       0.95%            0.04%       0.91%
Pioneer Strategic Income Portfolio
  -- Class E                               0.57%          0.15%      0.06%       0.00%       0.78%              --        0.78%
Pyramis(R) Government Income
  Portfolio -- Class B                     0.42%          0.25%      0.03%       0.00%       0.70%              --        0.70%
Pyramis(R) Managed Risk Portfolio
  -- Class B                               0.45%          0.25%      0.45%       0.46%       1.61%            0.35%       1.26%
Schroders Global Multi-Asset
  Portfolio -- Class B                     0.65%          0.25%      0.10%       0.05%       1.05%              --        1.05%

METROPOLITAN SERIES FUND
BlackRock Capital Appreciation
  Portfolio -- Class E                     0.69%          0.15%      0.02%       0.00%       0.86%            0.01%       0.85%
BlackRock Money Market Portfolio
  -- Class A                               0.33%          0.00%      0.02%       0.00%       0.35%            0.02%       0.33%
Jennison Growth Portfolio --
  Class B                                  0.60%          0.25%      0.02%       0.00%       0.87%            0.07%       0.80%
Loomis Sayles Small Cap Core
  Portfolio -- Class B                     0.90%          0.25%      0.05%       0.12%       1.32%            0.07%       1.25%
MFS(R) Total Return Portfolio --
  Class B                                  0.55%          0.25%      0.04%       0.00%       0.84%               --       0.84%
MFS(R) Value Portfolio -- Class B          0.70%          0.25%      0.02%       0.00%       0.97%            0.14%       0.83%
Neuberger Berman Genesis Portfolio
  -- Class B                               0.80%          0.25%      0.03%       0.00%       1.08%            0.01%       1.07%

PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Mid Cap Value VCT
  Portfolio                                0.65%          0.25%      0.06%       0.00%       0.96%              --        0.96%
Pioneer Real Estate Shares VCT
  Portfolio                                0.80%          0.25%      0.22%       0.00%       1.27%              --        1.27%


                                              DISTRIBUTION
                                                 AND/OR                  ACQUIRED     TOTAL                     NET TOTAL
                                                 SERVICE                FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                 MANAGEMENT      (12B-1)       OTHER       AND      OPERATING   AND/OR EXPENSE  OPERATING
                                     FEE          FEES       EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
                                 -----------  ------------   --------   ---------   ---------   --------------  ---------
METROPOLITAN SERIES FUND --
  ASSET ALLOCATION PORTFOLIOS --
  CLASS B
MetLife Asset Allocation 60
  Portfolio                            0.06%          0.25%        --        0.62%       0.93%              --       0.93%
MetLife Asset Allocation 80
  Portfolio                            0.06%          0.25%      0.01%       0.66%       0.98%              --       0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                                   APPENDIX B
                      PARTICIPATING INVESTMENT PORTFOLIOS

FUNDING OPTION                                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS II

ClearBridge Variable Aggressive         Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                                LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

ClearBridge Variable Equity Income      Seeks a high level of current income.     Legg Mason Partners Fund Advisor,
  Portfolio                             Long-term capital appreciation is a       LLC
                                        secondary objective.                      Subadviser: ClearBridge Investments,
                                                                                  LLC
MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic        Seeks capital appreciation and current    MetLife Advisers, LLC
  Allocation Portfolio -- Class B       income.                                   Subadviser: AllianceBernstein L.P.

Allianz Global Investors Dynamic        Seeks total return.                       MetLife Advisers, LLC
  Multi-Asset Plus Portfolio --                                                   Subadviser: Allianz Global Investors
  Class B                                                                         U.S. LLC

AQR Global Risk Balanced Portfolio      Seeks total return.                       MetLife Advisers, LLC
  -- Class B                                                                      Subadviser: AQR Capital
                                                                                  Management, LLC

BlackRock Global Tactical Strategies    Seeks capital appreciation and current    MetLife Advisers, LLC
  Portfolio -- Class B                  income.                                   Subadviser: BlackRock Financial
                                                                                  Management, Inc.

BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
  Class B                               consistent with income generation and     Subadviser: BlackRock Financial
                                        prudent investment management.            Management, Inc.

Invesco Balanced-Risk Allocation        Seeks total return.                       MetLife Advisers, LLC
  Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.

Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
  Class B                                                                         Subadviser: Invesco Advisers, Inc.

Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
  Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.

JPMorgan Global Active Allocation       Seeks capital appreciation and current    MetLife Advisers, LLC
  Portfolio -- Class B                  income.                                   Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.

JPMorgan Small Cap Value Portfolio      Seeks long-term capital growth.           MetLife Advisers, LLC
  -- Class B                                                                      Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.

Met/Franklin Low Duration Total         Seeks a high level of current income,     MetLife Advisers, LLC
  Return Portfolio -- Class B           while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                        shareholders' capital.

FUNDING OPTION                                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
MetLife Balanced Plus Portfolio --      Seeks a balance between a high level      MetLife Advisers, LLC
  Class B                               of current income and growth of           Subadviser--Overlay Portion: Pacific
                                        capital, with a greater emphasis on       Investment Management Company
                                        growth of capital.                        LLC

MetLife Multi-Index Targeted Risk       Seeks a balance between growth of         MetLife Advisers, LLC
  Portfolio -- Class B                  capital and current income, with a        Subadviser--Overlay Portion: MetLife
                                        greater emphasis on growth of capital.    Investment Management, LLC

MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
  Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                  Services Company

MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
  Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                  Services Company

Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
  Portfolio -- Class B                                                            Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.

Oppenheimer Global Equity Portfolio     Seeks capital appreciation.               MetLife Advisers, LLC
  -- Class B                                                                      Subadviser: Oppenheimer Funds, Inc.

PanAgora Global Diversified Risk        Seeks total return.                       MetLife Advisers, LLC
  Portfolio -- Class B                                                            Subadviser: PanAgora Asset
                                                                                  Management, Inc.

PIMCO Inflation Protected Bond          Seeks maximum real return, consistent     MetLife Advisers, LLC
  Portfolio -- Class B                  with preservation of capital and          Subadviser: Pacific Investment
                                        prudent investment management.            Management Company LLC

PIMCO Total Return Portfolio --         Seeks maximum total return, consistent    MetLife Advisers, LLC
  Class B                               with the preservation of capital and      Subadviser: Pacific Investment
                                        prudent investment management.            Management Company LLC

Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.

Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
  Class E                                                                         Subadviser: Pioneer Investment
                                                                                  Management, Inc.

Pyramis(R) Government Income            Seeks a high level of current income,     MetLife Advisers, LLC
  Portfolio -- Class B                  consistent with preservation of           Subadviser: Pyramis Global Advisors,
                                        principal.                                LLC

Pyramis(R) Managed Risk Portfolio --    Seeks total return.                       MetLife Advisers, LLC
  Class B                                                                         Subadviser: Pyramis Global Advisors,
                                                                                  LLC

Schroders Global Multi-Asset            Seeks capital appreciation and current    MetLife Advisers, LLC
  Portfolio -- Class B                  income.                                   Subadviser: Schroder Investment
                                                                                  Management North America Inc. and
                                                                                  Schroder Investment Management
                                                                                  North America Limited

FUNDING OPTION                                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
METROPOLITAN SERIES FUND

BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
  Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC

BlackRock Money Market Portfolio        Seeks a high level of current income      MetLife Advisers, LLC
  -- Class A                            consistent with preservation of capital.  Subadviser: BlackRock Advisors, LLC

Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC

Loomis Sayles Small Cap Core            Seeks long-term capital growth from       MetLife Advisers, LLC
  Portfolio -- Class B                  investments in common stocks or other     Subadviser: Loomis, Sayles &
                                        equity securities.                        Company, L.P.

MFS(R) Total Return Portfolio --        Seeks a favorable total return through    MetLife Advisers, LLC
  Class B                               investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                  Services Company

MFS(R) Value Portfolio -- Class B       Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company

Neuberger Berman Genesis Portfolio      Seeks high total return, consisting       MetLife Advisers, LLC
  -- Class B                            principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                  Management LLC

PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II

Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by investing   Pioneer Investment Management, Inc.
                                        in a diversified portfolio of securities
                                        consisting primarily of common stocks.

Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
  Portfolio                             Current income is a secondary             Subadviser: AEW Capital
                                        objective.                                Management, L.P.

METROPOLITAN SERIES FUND -- ASSET
  ALLOCATION PORTFOLIOS -- CLASS B

MetLife Asset Allocation 60 Portfolio   Seeks a balance between a high level      MetLife Advisers, LLC
                                        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.

MetLife Asset Allocation 80 Portfolio   Seeks growth of capital.                  MetLife Advisers, LLC